Financing receivables, net - Balances of financing receivables by due date (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financing receivables, net
Due in 0 - 12 months	¥ 84,858	¥ 110,418
Total financing receivables	¥ 84,858	¥ 110,418